UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 4428

Dreyfus U.S. Treasury Intermediate Term Fund

(Exact name of registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 12/31

Date of reporting period: July 1, 2009-June 30, 2010

Item 1. Proxy Voting Record

========= Dreyfus U.S. Treasury Intermediate Term Fund ===========

DREYFUS INSTITUTIONAL PREFERED MONEY MARKET FUNDS

Ticker:	Security ID:	26200	T208
Meeting Date: DEC 28, 2009	Meeting Type: Special
Record Date: SEP 4, 2009

#	Proposal	Mgt Rec		Vote Cast	Sponsor
1	Approve Change of Fundamental	For		For	Management
Investment Policy - Lending

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Intermediate Term Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	August 23, 2010